QUARTERLY REPORT

February 28, 2022
Virtus Total Return Fund Inc.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-866-270-7788 or, with respect to requesting electronic delivery, by visiting www.virtus.com. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

FUND DISTRIBUTIONS AND MANAGED DISTRIBUTION PLAN
The Board of Directors (the “Board,” or the “Directors”) of Virtus Total Return Fund Inc. (the “Fund”) has adopted a Managed Distribution Plan (the “Plan”) which currently provides for the Fund to make a monthly distribution at the rate of $0.08 per share. Under the terms of the Plan, the Fund seeks to maintain a consistent distribution level that may be paid in part or in full from net investment income, realized capital gains, and a return of capital, or a combination thereof.
If the Fund estimates that it has distributed more than its income and capital gains in a particular period, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
You should not draw any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s Plan.
The amounts and sources of distributions reported in the Fund’s notices issued pursuant to Section 19(a) of the Investment Company Act of 1940 are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment results during its fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell you how to report distributions for federal income tax purposes.
The Board may amend, suspend or terminate the Plan at any time, without prior notice to shareholders, if it deems such action to be in the best interest of the Fund and its shareholders.
Information on the Fund is available through the closed-end fund section on the web at
www.Virtus.com. Section 19(a) notices are posted on the website at:
https://www.virtus.com/products/virtus-total-return-fund .

MESSAGE TO SHAREHOLDERS
Dear Virtus Total Return Fund Inc. Shareholder:
I am pleased to present this quarterly report, which reviews the performance of your Fund for the quarter ended February 28, 2022.
For the three months ended February 28, 2022, the Fund’s net asset value (NAV) returned 1.77%, including $0.24 in reinvested distributions, and its market price returned 0.06%. For the same period, the Fund’s composite benchmark, which consists of 60% FTSE Developed Core Infrastructure 50/50 Index (net) (representing equities) and 40% Bloomberg U.S. Aggregate Bond Index (representing fixed income), returned 0.76%, including reinvested dividends. The underlying indices returned 3.58% for equities and -3.49% for fixed income for the period.
If you have any questions about your account, please call us at 866-270-7788 or visit Virtus.com.
Sincerely,
George R. Aylward
President, Chief Executive Officer, and Virtus Closed-End Funds
April 2022

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

KEY INVESTMENT TERMS AND RISKS
ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.
Bloomberg U.S. Aggregate Bond Index: The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign Investing: Investing internationally involves additional risks such as currency, political, accounting, economic, and market risk.
FTSE Developed Core Infrastructure 50/50 Index (net): The FTSE Developed Core Infrastructure 50/50 Index (net) is a free float-adjusted market capitalization-weighted index that gives participants an industry-defined interpretation of infrastructure and adjust the exposure to certain infrastructure sub-sectors. The constituent weights for the index are 50% utilities, 30% transportation including capping of 7.5% for railroads/railways, and a 20% mix of other sectors including pipelines, satellites, and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Fundamental Risk of Investing: There can be no assurance that the Fund will achieve its investment objectives. An investment in the shares of the Fund is subject to loss of principal; shares may decrease in value.
High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.
Leveraged Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or may trade infrequently on the secondary market. Loans can carry significant credit and call risk, can be difficult to value and have longer settlement times than other investments, which can make loans relatively illiquid at times.
Leverage: When a fund leverages its portfolio, the value of its shares may be more volatile and all other risks may be compounded.
Market Price/NAV: At the time of purchase and/or sale, an investor’s shares may have a market price that is above or below the fund’s NAV, which may increase the investor’s risk of loss.

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—0.7%
U.S. Treasury Bond 1.875%, 11/15/51(1)	$ 1,145	$ 1,068
U.S. Treasury Notes
0.250%, 5/31/25(1)	515	492
1.375%, 11/15/31(1)	1,680	1,610
Total U.S. Government Securities (Identified Cost $3,318)		3,170

Municipal Bonds—0.4%
California—0.1%
University of California, Series B-A, Taxable 4.428%, 5/15/48(1)	290	314
Idaho—0.1%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable 5.020%, 3/1/48(1)	355	439
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43(1)	85	84
Texas—0.0%
State of Texas, General Obligation Taxable 3.211%, 4/1/44(1)	110	112
Virginia—0.2%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42(1)	565	595
Total Municipal Bonds (Identified Cost $1,405)		1,544

Foreign Government Securities—3.0%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)(2)	225	12
	Par Value	Value

Foreign Government Securities—continued
RegS 8.250%, 10/13/24(1)(2)(3)	$ 610	$ 34
RegS 7.650%, 4/21/25(1)(2)(3)	830	46
Dominican Republic
144A 5.950%, 1/25/27(1)(4)	285	295
144A 4.500%, 1/30/30(1)(4)	405	375
144A 6.000%, 2/22/33(1)(4)	480	471
144A 5.875%, 1/30/60(1)(4)	160	135
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(1)(3)	835	894
Federative Republic of Brazil 3.875%, 6/12/30(1)	210	196
Kingdom of Morocco 144A 5.500%, 12/11/42(1)(4)	295	292
Kingdom of Saudi Arabia
144A 3.625%, 3/4/28(1)(4)	430	454
144A 4.500%, 10/26/46(1)(4)	640	692
Oman Government International Bond 144A 7.375%, 10/28/32(1)(4)	670	745
Republic of Angola 144A 8.250%, 5/9/28(1)(4)	465	463
Republic of Argentina 2.500%, 7/9/41(1)(5)	1,665	566
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(1)(4)	320	326
Republic of Ecuador
144A 5.000%, 7/31/30(1)(4)(5)	135	118
144A 1.000%, 7/31/35(1)(4)(5)	880	621
Republic of Egypt
144A 7.600%, 3/1/29(1)(4)	635	569
144A 7.300%, 9/30/33(1)(4)	200	163
See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
144A 8.500%, 1/31/47(1)(4)	$ 200	$ 155
Republic of Ghana 144A 8.125%, 3/26/32(1)(4)	505	337
Republic of Guatemala 144A 3.700%, 10/7/33(1)(4)	455	412
Republic of Indonesia
2.850%, 2/14/30(1)	265	262
144A 4.350%, 1/8/27(1)(4)	550	587
Republic of Kenya 144A 8.000%, 5/22/32(1)(4)	205	193
Republic of Nigeria
144A 6.500%, 11/28/27(1)(4)	200	190
144A 7.875%, 2/16/32(1)(4)	200	184
144A 7.375%, 9/28/33(1)(4)	200	177
Republic of Pakistan
144A 8.250%, 9/30/25(1)(4)	285	287
144A 6.875%, 12/5/27(1)(4)	200	186
Republic of Panama
3.298%, 1/19/33(1)	485	464
4.300%, 4/29/53(1)	200	188
Republic of Philippines 3.700%, 3/1/41(1)	390	372
Republic of South Africa 4.850%, 9/27/27(1)	305	307
State of Qatar 144A 3.750%, 4/16/30(1)(4)	505	545
United Mexican States 4.500%, 1/31/50(1)	665	629
Total Foreign Government Securities (Identified Cost $14,852)		12,942

Mortgage-Backed Securities—7.4%
Non-Agency—7.4%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(1)(4)(5)	278	279
	Par Value	Value

Non-Agency—continued
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(1)(4)	$ 590	$ 565
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)(4)	1,000	1,026
2015-SFR1, A 144A 3.467%, 4/17/52(1)(4)	157	160
2015-SFR2, C 144A 4.691%, 10/17/52(1)(4)	340	354
AMSR Trust
2021-SFR2, C 144A 1.877%, 8/17/38(1)(4)	105	98
2021-SFR3, D 144A 2.177%, 10/17/38(1)(4)	260	243
Angel Oak Mortgage Trust I LLC
2018-3, A1 144A 3.649%, 9/25/48(1)(4)(5)	45	45
2019-2, A1 144A 3.628%, 3/25/49(1)(4)(5)	47	47
Arroyo Mortgage Trust
2021-1R, A1 144A 1.175%, 10/25/48(1)(4)(5)	256	251
2019-1, A1 144A 3.805%, 1/25/49(1)(4)(5)	148	147
2019-2, A1 144A 3.347%, 4/25/49(1)(4)(5)	257	256
Banc of America Funding Trust 2005-1, 1A1 5.500%, 2/25/35(1)	4	4
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(1)(4)	795	794
2017-SPL5, B1 144A 4.000%, 6/28/57(1)(4)(5)	485	483
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(1)(4)(5)	660	636
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(1)(4)	428	414

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
CIM Trust 2021-NR4, A1 144A 2.816%, 10/25/61(1)(4)(5)	$ 398	$ 387
Citigroup Mortgage Loan Trust, Inc. 2019-IMC1, A1 144A 2.720%, 7/25/49(1)(4)(5)	94	93
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(1)(4)(5)	235	228
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(1)(4)	400	383
2018-2, A 144A 4.026%, 11/15/52(1)(4)	189	192
Credit Suisse First Boston Mortgage Securities Corp. 2003-AR30, 5A1 2.430%, 1/25/34(1)(5)	74	76
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(1)(4)(5)	384	379
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(1)(4)(5)	705	688
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(4)(5)	69	69
2021-2, A3 144A 1.291%, 6/25/66(1)(4)(5)	510	495
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)(4)	315	302
2020-SFR2, B 144A 1.567%, 10/19/37(1)(4)	710	677
2021-SFR1, D 144A 2.189%, 8/17/38(1)(4)	710	665
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(4)(5)	47	47
2018-1, A23 144A 3.500%, 11/25/57(1)(4)(5)	29	29
	Par Value	Value

Non-Agency—continued
2020-H1, A1 144A 2.310%, 1/25/60(1)(4)(5)	$ 45	$ 45
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)(4)	965	964
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(1)(4)	296	278
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.858%, 10/25/29(1)(4)(5)	205	202
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)(5)	138	137
2016-SH2, M2 144A 3.731%, 12/25/45(1)(4)(5)	465	464
2017-3, 2A2 144A 2.500%, 8/25/47(1)(4)(5)	115	112
Mello Warehouse Securitization Trust 2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.287%, 4/25/55(1)(4)(5)	190	189
MetLife Securitization Trust
2017-1A, M1 144A 3.455%, 4/25/55(1)(4)(5)	241	242
2019-1A, A1A 144A 3.750%, 4/25/58(1)(4)(5)	285	290
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(4)(5)	210	213
2017-3, B1 144A 3.250%, 1/25/61(1)(4)(5)	217	218
2019-1, M2 144A 3.500%, 10/25/69(1)(4)(5)	354	363
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(4)(5)	49	50
2016-3A, A1 144A 3.750%, 9/25/56(1)(4)(5)	65	67
2016-3A, B1 144A 4.000%, 9/25/56(1)(4)(5)	223	230
2016-4A, A1 144A 3.750%, 11/25/56(1)(4)(5)	30	31

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2016-4A, B1A 144A 4.500%, 11/25/56(1)(4)(5)	$ 1,087	$ 1,141
2017-2A, A3 144A 4.000%, 3/25/57(1)(4)(5)	295	303
2019-1, RPL2, M2 144A 3.750%, 2/25/59(1)(4)(5)	440	450
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 1.237%, 5/25/55(1)(4)(5)	95	94
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(1)(4)(5)	83	84
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(1)(4)(5)	280	276
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(1)(4)(5)	159	156
2021-2, A1 144A 2.115%, 3/25/26(1)(4)(5)	131	129
2021-3, A1 144A 1.867%, 4/25/26(1)(4)(5)	403	391
2021-9, A1 144A 2.363%, 10/25/26(1)(4)(5)	313	304
2021-RPL1, A1 144A 1.319%, 7/25/51(1)(4)(5)	159	154
Progress Residential Trust
2021-SFR3, D 144A 2.288%, 5/17/26(1)(4)	830	777
2019-SFR2, A 144A 3.147%, 5/17/36(1)(4)	524	516
2019-SFR2, D 144A 3.794%, 5/17/36(1)(4)	235	232
2019-SFR3, B 144A 2.571%, 9/17/36(1)(4)	280	277
2021-SFR6, C 144A 1.855%, 7/17/38(1)(4)	235	221
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(4)(5)	255	254
RCO VI Mortgage LLC 2022-1, A1 144A 3.000%, 1/25/27(1)(4)(5)	425	419
	Par Value	Value

Non-Agency—continued
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(1)(4)(5)	$ 315	$ 308
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(4)(5)	60	60
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(1)(4)(5)	580	564
Sequoia Mortgage Trust 2013-8, B1 3.493%, 6/25/43(1)(5)	107	107
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(4)(5)	89	86
Towd Point Mortgage Trust
2016-4, B1 144A 3.817%, 7/25/56(1)(4)(5)	480	493
2017-1, A2 144A 3.500%, 10/25/56(1)(4)(5)	145	147
2017-4, A2 144A 3.000%, 6/25/57(1)(4)(5)	395	397
2018-6, A1B 144A 3.750%, 3/25/58(1)(4)(5)	330	337
2018-6, A2 144A 3.750%, 3/25/58(1)(4)(5)	480	492
2019-2, A2 144A 3.750%, 12/25/58(1)(4)(5)	515	528
2019-4, A2 144A 3.250%, 10/25/59(1)(4)(5)	445	452
2020-1, M1 144A 3.500%, 1/25/60(1)(4)(5)	220	220
2015-2, 1M1 144A 3.250%, 11/25/60(1)(4)(5)	528	531
2021-1, A2 144A 2.750%, 11/25/61(1)(4)(5)	465	464
2017-1, M1 144A 3.750%, 10/25/56(1)(4)(5)	385	392
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)(4)	590	585
2020-SFR2, D 144A 2.281%, 11/17/39(1)(4)	660	600
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)(4)	185	178

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(1)(4)(5)	$ 520	$ 509
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.824%, 5/10/45(1)(4)(5)	250	234
VCAT LLC
2021-NPL1, A2 144A 4.826%, 12/26/50(1)(4)(5)	120	117
2021-NPL3, A1 144A 1.743%, 5/25/51(1)(4)(5)	418	408
2021-NPL4, A1 144A 1.868%, 8/25/51(1)(4)(5)	601	585
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(1)(4)(5)	226	221
Vericrest Opportunity Loan Trust CVI LLC 2021-NP12, A1 144A 2.734%, 12/26/51(1)(4)(5)	219	215
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(1)(4)(5)	489	479
Verus Securitization Trust 2019-4, M1 144A 3.207%, 11/25/59(1)(4)(5)	220	219
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(1)(4)	121	119
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47(1)	160	163
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(4)(5)	140	140
ZH Trust 2021-1, A 144A 2.253%, 2/18/27(1)(4)	190	189
Total Mortgage-Backed Securities (Identified Cost $32,031)		31,324

	Par Value	Value

Asset-Backed Securities—5.7%
Automobiles—2.5%
ACC Auto Trust 2021-A, C 144A 3.790%, 4/15/27(1)(4)	$ 745	$ 729
ACC Trust
2019-1, B 144A 4.470%, 10/20/22(1)(4)	6	6
2021-1, C 144A 2.080%, 12/20/24(1)(4)	595	586
2022-1, C 144A 3.240%, 10/20/25(1)(4)	670	662
American Credit Acceptance Receivables Trust
2019-2, C 144A 3.170%, 6/12/25(1)(4)	38	38
2022-1, E 144A 3.640%, 3/13/28(1)(4)	560	540
Avid Automobile Receivables Trust
2019-1, C 144A 3.140%, 7/15/26(1)(4)	375	378
2021-1, E 144A 3.390%, 4/17/28(1)(4)	230	224
Avis Budget Rental Car Funding LLC (AESOP) 2019-2A, D 144A 3.040%, 9/22/25(1)(4)	595	575
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(1)(4)	555	561
2019-3A, D 144A 3.040%, 4/15/25(1)(4)	345	350
Drive Auto Receivables Trust 2019-4, C 2.510%, 11/17/25(1)	207	207
Exeter Automobile Receivables Trust
2019-2A, E 144A 4.680%, 5/15/26(1)(4)	670	686
2019-2A, C 144A 3.300%, 3/15/24(1)(4)	54	54

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2019-4A, C 144A 2.440%, 9/16/24(1)(4)	$ 232	$ 233
2019-1A, D 144A 4.130%, 12/16/24(1)(4)	279	283
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(1)(4)	540	548
2020-3A, E 144A 4.310%, 7/15/27(1)(4)	1,285	1,313
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(1)(4)	406	411
Hertz Vehicle Financing III LP 2021-2A, A 144A 1.680%, 12/27/27(1)(4)	945	906
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(1)(4)	305	305
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(1)(4)	345	347
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(1)(4)	265	267
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(1)(4)	612	613
		10,822

Consumer Loans—0.1%
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)(4)	475	474
Credit Card—0.3%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)(4)	590	572
	Par Value	Value

Credit Card—continued
Genesis Private Label Amortizing Trust 2020-1, B 144A 2.830%, 7/20/30(1)(4)	$ 30	$ 30
Mercury Financial Credit Card Master Trust 2021-1A, A 144A 1.540%, 3/20/26(1)(4)	590	584
		1,186

Other—2.8%
Amur Equipment Finance Receivables IX LLC 2021-1A, C 144A 1.750%, 6/21/27(1)(4)	710	694
Amur Equipment Finance Receivables VI LLC 2018-2A, A2 144A 3.890%, 7/20/22(1)(4)	17	17
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)(4)	84	85
2019-A, C 144A 4.010%, 7/16/40(1)(4)	705	709
2020-AA, D 144A 7.150%, 7/17/46(1)(4)	480	489
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)(4)	576	569
Business Jet Securities LLC
2019-1, A 144A 4.212%, 7/15/34(1)(4)	169	169
2020-1A, A 144A 2.981%, 11/15/35(1)(4)	285	284
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(1)(4)	394	388
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(1)(4)	344	337

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Other—continued
Conn’s Receivables Funding LLC 2020-A, B 144A 4.270%, 6/16/25(1)(4)	$ 107	$ 107
Dext ABS LLC 2020-1, D 144A 7.210%, 2/15/28(1)(4)	475	465
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(1)(4)	62	62
2021-1A, B 144A 2.050%, 11/21/33(1)(4)	305	299
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(1)(4)	590	580
Foundation Finance Trust 2019-1A, A 144A 3.860%, 11/15/34(1)(4)	211	214
FREED ABS Trust 2019-2, B 144A 3.190%, 11/18/26(1)(4)	26	26
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)(4)	594	602
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)(4)	144	145
Hotwire Funding LLC 2021-1, C 144A 4.459%, 11/20/51(1)(4)	695	663
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)(4)	433	445
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(1)(4)	590	564
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)(4)	595	590
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)(4)	473	456
Oasis LLC 2020-2A, A 144A 4.262%, 5/15/32(1)(4)	136	136
Oasis Securitization Funding LLC 2021-1A, A 144A 2.579%, 2/15/33(1)(4)	170	170
	Par Value	Value

Other—continued
Octane Receivables Trust
2019-1A, A 144A 3.160%, 9/20/23(1)(4)	$ 32	$ 32
2019-1A, C 144A 4.740%, 6/20/25(1)(4)	755	770
2020-1A, B 144A 1.980%, 6/20/25(1)(4)	710	708
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(1)(4)	162	163
Purchasing Power Funding LLC 2021-A, B 144A 1.920%, 10/15/25(1)(4)	710	698
VSE VOI Mortgage LLC 2016-A, A 144A 2.540%, 7/20/33(1)(4)	52	52
		11,688

Student Loan—0.0%
Commonbond Student Loan Trust 2019-AGS, A1 144A 2.540%, 1/25/47(1)(4)	149	149
Total Asset-Backed Securities (Identified Cost $24,624)		24,319

Corporate Bonds and Notes—21.6%
Communication Services—1.5%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)(4)	200	177
Altice France S.A. 144A 5.125%, 1/15/29(1)(4)	300	272
Cable Onda S.A. 144A 4.500%, 1/30/30(1)(4)	600	570
CCO Holdings LLC 144A 4.750%, 3/1/30(1)(4)	630	619
Clear Channel Outdoor Holdings, Inc. 144A 7.750%, 4/15/28(1)(4)	10	10
CommScope, Inc.
144A 7.125%, 7/1/28(1)(4)	340	321
144A 4.750%, 9/1/29(1)(4)	160	149

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Communication Services—continued
CSC Holdings LLC 144A 5.750%, 1/15/30(1)(4)	$ 410	$ 363
CT Trust 144A 5.125%, 2/3/32(1)(4)	450	451
Directv Financing LLC 144A 5.875%, 8/15/27(1)(4)	120	120
DISH DBS Corp. 7.750%, 7/1/26(1)	330	334
Frontier Communications Holdings LLC 144A 6.750%, 5/1/29(1)(4)	535	519
iHeartCommunications, Inc. 8.375%, 5/1/27(1)	238	248
Level 3 Financing, Inc.
144A 4.250%, 7/1/28(1)(4)	185	171
144A 3.625%, 1/15/29(1)(4)	310	272
McGraw-Hill Education, Inc. 144A 8.000%, 8/1/29(1)(4)	395	362
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)(4)	325	314
Northwest Fiber LLC
144A 4.750%, 4/30/27(1)(4)	80	74
144A 6.000%, 2/15/28(1)(4)	45	39
144A 10.750%, 6/1/28(1)(4)	220	232
Telesat Canada 144A 6.500%, 10/15/27(1)(4)	240	120
Twitter, Inc. 144A 3.875%, 12/15/27(1)(4)	270	265
VZ Secured Financing B.V. 144A 5.000%, 1/15/32(1)(4)	400	379
		6,381

Consumer Discretionary—2.8%
Aston Martin Capital Holdings Ltd. 144A 10.500%, 11/30/25(1)(4)	310	324
At Home Group, Inc.
144A 4.875%, 7/15/28(1)(4)	80	74
144A 7.125%, 7/15/29(1)(4)	400	355
Brunswick Corp. 2.400%, 8/18/31(1)	432	395
	Par Value	Value

Consumer Discretionary—continued
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)(4)	$ 135	$ 140
144A 8.125%, 7/1/27(1)(4)	135	146
Carnival Corp. 144A 7.625%, 3/1/26(1)(4)	535	550
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)(4)	335	316
Carvana Co.
144A 5.625%, 10/1/25(1)(4)	190	182
144A 5.875%, 10/1/28(1)(4)	190	170
Clarios Global LP 144A 8.500%, 5/15/27(1)(4)	260	271
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(1)(4)	335	353
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32(1)	402	386
Dornoch Debt Merger Sub, Inc. 144A 6.625%, 10/15/29(1)(4)	270	250
Fertitta Entertainment LLC 144A 4.625%, 1/15/29(1)(4)	225	215
Ford Motor Co. 3.250%, 2/12/32(1)	155	146
Ford Motor Credit Co. LLC 4.125%, 8/17/27(1)	285	287
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)(4)	295	289
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(1)(4)	330	331
Lindblad Expeditions LLC 144A 6.750%, 2/15/27(1)(4)	335	337
M/I Homes, Inc. 4.950%, 2/1/28(1)	475	464
Mclaren Finance plc 144A 7.500%, 8/1/26(1)(4)	520	517
Metis Merger Sub LLC 144A 6.500%, 5/15/29(1)(4)	235	219

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
MGM Growth Properties Operating Partnership LP
5.750%, 2/1/27(1)	$ 190	$ 206
144A 4.625%, 6/15/25(1)(4)	65	67
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(1)(4)	350	354
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)(4)	510	525
PetSmart, Inc. 144A 4.750%, 2/15/28(1)(4)	350	349
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(1)(4)	495	449
PulteGroup, Inc.
7.875%, 6/15/32(1)	235	318
6.375%, 5/15/33(1)	350	432
Royal Caribbean Cruises Ltd.
144A 4.250%, 7/1/26(1)(4)	20	19
144A 5.500%, 8/31/26(1)(4)	160	159
144A 5.375%, 7/15/27(1)(4)	5	5
144A 5.500%, 4/1/28(1)(4)	35	34
Scientific Games Holdings LP 144A 6.625%, 3/1/30(1)(4)	35	35
Scientific Games International, Inc.
144A 8.250%, 3/15/26(1)(4)	290	303
144A 7.000%, 5/15/28(1)(4)	115	119
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)(4)	340	331
Station Casinos LLC 144A 4.500%, 2/15/28(1)(4)	390	375
Tenneco, Inc. 144A 5.125%, 4/15/29(1)(4)	420	421
Under Armour, Inc. 3.250%, 6/15/26(1)	360	357
Weekley Homes LLC 144A 4.875%, 9/15/28(1)(4)	330	314
		11,889

Consumer Staples—0.4%
BAT Capital Corp. 4.906%, 4/2/30(1)	500	534
	Par Value	Value

Consumer Staples—continued
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)(4)	$ 225	$ 228
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)(4)	160	147
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)(4)	565	551
Vector Group Ltd. 144A 5.750%, 2/1/29(1)(4)	345	318
		1,778

Energy—4.3%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)(4)	600	600
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)(4)	460	467
Antero Resources Corp.
144A 8.375%, 7/15/26(1)(4)	124	136
144A 7.625%, 2/1/29(1)(4)	108	117
144A 5.375%, 3/1/30(1)(4)	150	153
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)(4)	385	395
BP Capital Markets plc 4.875% (1)(6)	465	461
Callon Petroleum Co.
6.125%, 10/1/24(1)	124	124
144A 8.000%, 8/1/28(1)(4)	135	140
Calumet Specialty Products Partners LP 144A 8.125%, 1/15/27(1)(4)	325	322
Cheniere Energy, Inc. 4.625%, 10/15/28(1)	225	230
Citgo Petroleum Corp. 144A 7.000%, 6/15/25(1)(4)	225	225
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)(4)	355	382
CrownRock LP
144A 5.625%, 10/15/25(1)(4)	405	410

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
144A 5.000%, 5/1/29(1)(4)	$ 160	$ 163
CSI Compressco LP 144A 7.500%, 4/1/25(1)(4)	415	410
DCP Midstream Operating LP 3.250%, 2/15/32(1)	295	275
Ecopetrol S.A. 4.625%, 11/2/31(1)	585	524
Energy Transfer LP Series H 6.500% (1)(6)	470	465
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)(4)	375	377
144A 6.000%, 2/1/31(1)(4)	270	273
HollyFrontier Corp. 5.875%, 4/1/26(1)	520	564
International Petroleum Corp. RegS, 144A 7.250%, 2/1/27(1)(3)(4)	380	378
KazMunayGas National Co., JSC 144A 6.375%, 10/24/48(1)(4)	355	393
Kinder Morgan Energy Partners LP 7.500%, 11/15/40(1)	440	586
Kinder Morgan, Inc. 7.750%, 1/15/32(1)	25	33
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)(4)	355	363
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)(4)(7)	105	1
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)(4)	265	258
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)(4)	85	88
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)(4)	340	342
Occidental Petroleum Corp.
5.500%, 12/1/25(1)	10	11
6.625%, 9/1/30(1)	240	279
6.125%, 1/1/31(1)	525	597
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (1)(4)(6)(7)	26	— (8)
	Par Value	Value

Energy—continued
Parsley Energy LLC 144A 4.125%, 2/15/28(1)(4)	$ 345	$ 350
Patterson-UTI Energy, Inc. 5.150%, 11/15/29(1)	465	464
Pertamina Persero PT 144A 2.300%, 2/9/31(1)(4)	480	429
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(2)(4)	665	25
Petroleos Mexicanos
6.500%, 3/13/27(1)	1,325	1,361
5.950%, 1/28/31(1)	445	417
7.690%, 1/23/50(1)	610	548
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)(4)	375	384
Plains All American Pipeline LP 3.800%, 9/15/30(1)	565	567
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)(4)	570	533
Rockcliff Energy II LLC 144A 5.500%, 10/15/29(1)(4)	10	10
Saudi Arabian Oil Co. 144A 2.250%, 11/24/30(1)(4)	555	516
Southwestern Energy Co. 5.375%, 2/1/29(1)	360	370
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(1)(3)	480	557
Targa Resources Partners LP
5.875%, 4/15/26(1)	295	305
4.875%, 2/1/31(1)	120	123
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)(4)	67	64
Transocean, Inc. 144A 11.500%, 1/30/27(1)(4)	40	40
USA Compression Partners LP 6.875%, 4/1/26(1)	225	226
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)(4)	35	34

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
144A 4.125%, 8/15/31(1)(4)	$ 320	$ 317
		18,182

Financials—4.9%
Acrisure LLC 144A 7.000%, 11/15/25(1)(4)	670	667
Ally Financial, Inc. Series B 4.700% (1)(6)	769	733
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)(4)	580	580
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(1)(4)	395	418
Banco de Bogota S.A. 144A 6.250%, 5/12/26(1)(4)	250	251
Banco Mercantil del Norte S.A. 144A 6.625% (1)(4)(6)	620	570
Banco Santander Chile 144A 3.177%, 10/26/31(1)(4)	575	559
Bancolombia S.A. 4.625%, 12/18/29(1)	200	191
Bank of America Corp. 2.482%, 9/21/36(1)	605	549
Bank of New York Mellon Corp. (The) Series G 4.700% (1)(6)	530	544
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)(4)	485	468
Blackstone Private Credit Fund 144A 2.625%, 12/15/26(1)(4)	317	295
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)(4)	415	375
Brighthouse Financial, Inc. 5.625%, 5/15/30(1)	560	639
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)(4)	500	465
Charles Schwab Corp. (The) Series H 4.000% (1)(6)	605	560
Citadel LP 144A 4.875%, 1/15/27(1)(4)	525	543
	Par Value	Value

Financials—continued
Citigroup, Inc. Series W 4.000% (1)(6)	$ 480	$ 464
Cobra Acquisition Co. LLC 144A 6.375%, 11/1/29(1)(4)	335	307
Coinbase Global, Inc. 144A 3.625%, 10/1/31(1)(4)	355	313
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(1)(4)	570	568
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)(4)	720	711
Icahn Enterprises LP
6.250%, 5/15/26(1)	465	469
5.250%, 5/15/27(1)	35	35
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(1)(4)	630	595
Itau Unibanco Holding S.A. 144A 3.875%, 4/15/31(1)(4)	445	417
JPMorgan Chase & Co. 1.953%, 2/4/32(1)	1,165	1,062
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)(4)	325	316
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)(4)	480	460
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.294%, 4/20/67(1)(5)	515	402
MetLife, Inc. Series G 3.850% (1)(6)	435	432
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)(4)	475	464
Navient Corp.
6.750%, 6/25/25(1)	510	532
5.500%, 3/15/29(1)	20	19
OneMain Finance Corp. 7.125%, 3/15/26(1)	290	314

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
OWL Rock Core Income Corp. 144A 4.700%, 2/8/27(1)(4)	$ 449	$ 444
Prospect Capital Corp. 3.706%, 1/22/26(1)	585	577
Prudential Financial, Inc.
5.875%, 9/15/42(1)	440	445
5.625%, 6/15/43(1)	400	410
(U.S. Treasury Yield Curve CMT 5 year + 3.162%) 5.125%, 3/1/52(1)	148	150
Santander Holdings USA, Inc. 4.400%, 7/13/27(1)	435	458
Synovus Financial Corp. 5.900%, 2/7/29(1)	249	261
Texas Capital Bancshares, Inc. 4.000%, 5/6/31(1)	705	710
Wells Fargo & Co. Series BB 3.900% (1)(6)	905	871
		20,613

Health Care—1.5%
Akumin, Inc. 144A 7.000%, 11/1/25(1)(4)	375	327
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(1)(4)	90	93
144A 8.500%, 1/31/27(1)(4)	270	273
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(1)(4)	35	35
144A 7.000%, 1/15/28(1)(4)	170	156
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32(1)	148	149
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)(4)	705	705
Community Health Systems, Inc.
144A 6.875%, 4/15/29(1)(4)	30	29
144A 6.125%, 4/1/30(1)(4)	405	377
144A 5.250%, 5/15/30(1)(4)	335	324
144A 4.750%, 2/15/31(1)(4)	265	249
DaVita, Inc. 144A 4.625%, 6/1/30(1)(4)	345	331
	Par Value	Value

Health Care—continued
Encompass Health Corp. 4.500%, 2/1/28(1)	$ 340	$ 331
Endo Dac 144A 6.000%, 6/30/28(1)(4)	119	79
Endo Dac 144A 9.500%, 7/31/27(1)(4)	94	92
Endo Luxembourg Finance Co. I S.a.r.l. 144A 6.125%, 4/1/29(1)(4)	140	132
Illumina, Inc. 2.550%, 3/23/31(1)	290	275
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)(4)	135	70
Legacy LifePoint Health LLC 144A 6.750%, 4/15/25(1)(4)	5	5
Molina Healthcare, Inc. 144A 3.875%, 5/15/32(1)(4)	330	323
Mozart Debt Merger Sub, Inc.
144A 3.875%, 4/1/29(1)(4)	95	90
144A 5.250%, 10/1/29(1)(4)	25	24
Ortho-Clinical Diagnostics, Inc.
144A 7.375%, 6/1/25(1)(4)	147	152
144A 7.250%, 2/1/28(1)(4)	54	56
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(4)	172	172
Prime Healthcare Services, Inc. 144A 7.250%, 11/1/25(1)(4)	55	56
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)(4)	400	398
144A 10.000%, 4/15/27(1)(4)	135	142
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)(4)	365	331
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26(1)	215	196
4.750%, 5/9/27(1)	230	222

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
Universal Health Services, Inc. 144A 2.650%, 1/15/32(1)(4)	$ 390	$ 363
		6,557

Industrials—2.2%
Allied Universal Holdco LLC
144A 6.625%, 7/15/26(1)(4)	610	625
144A 6.000%, 6/1/29(1)(4)	200	186
American Airlines Group, Inc. 144A 5.000%, 6/1/22(1)(4)	265	266
American Airlines, Inc. 144A 11.750%, 7/15/25(1)(4)	625	758
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)(4)	610	628
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)(4)	605	598
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)(4)	335	345
BCPE Ulysses Intermediate, Inc. PIK 144A 7.750%, 4/1/27(1)(4)(9)	375	349
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)(4)	235	229
Boeing Co. (The)
5.150%, 5/1/30(1)	365	403
3.750%, 2/1/50(1)	205	191
5.930%, 5/1/60(1)	147	175
Bombardier, Inc. 144A 6.000%, 2/15/28(1)(4)	160	153
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(1)(4)	495	484
Cleaver-Brooks, Inc. 144A 7.875%, 3/1/23(1)(4)	380	365
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)(4)	593	565
CP Atlas Buyer, Inc. 144A 7.000%, 12/1/28(1)(4)	370	333
Deluxe Corp. 144A 8.000%, 6/1/29(1)(4)	175	179
	Par Value	Value

Industrials—continued
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)(4)	$ 240	$ 222
OT Merger Corp. 144A 7.875%, 10/15/29(1)(4)	165	147
Seaspan Corp. 144A 5.500%, 8/1/29(1)(4)	40	38
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)(4)	599	568
Standard Industries, Inc. 144A 4.375%, 7/15/30(1)(4)	375	355
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)(4)	250	245
TransDigm, Inc. 5.500%, 11/15/27(1)	380	379
Vertiv Group Corp. 144A 4.125%, 11/15/28(1)(4)	370	339
		9,125

Information Technology—0.9%
CDW LLC 3.569%, 12/1/31(1)	494	480
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)(4)	70	70
144A 6.500%, 10/15/28(1)(4)	105	106
Dell International LLC 8.100%, 7/15/36(1)	184	255
Kyndryl Holdings, Inc. 144A 3.150%, 10/15/31(1)(4)	575	521
MicroStrategy, Inc. 144A 6.125%, 6/15/28(1)(4)	340	326
Minerva Merger Sub, Inc. 144A 6.500%, 2/15/30(1)(4)	80	77
Motorola Solutions, Inc. 4.600%, 5/23/29(1)	10	11
Oracle Corp. 2.875%, 3/25/31(1)	230	219
Plantronics, Inc. 144A 4.750%, 3/1/29(1)(4)	360	319

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Rocket Software, Inc. 144A 6.500%, 2/15/29(1)(4)	$ 350	$ 325
Science Applications International Corp. 144A 4.875%, 4/1/28(1)(4)	575	561
TD SYNNEX Corp. 144A 2.375%, 8/9/28(1)(4)	720	671
		3,941

Materials—1.3%
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(1)(4)(9)	490	469
Chemours Co. (The) 144A 5.750%, 11/15/28(1)(4)	445	438
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)(4)	170	179
Eldorado Gold Corp. 144A 6.250%, 9/1/29(1)(4)	400	404
Freeport-McMoRan, Inc. 5.450%, 3/15/43(1)	455	523
Glatfelter Corp. 144A 4.750%, 11/15/29(1)(4)	270	256
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(1)(4)	595	585
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(1)(4)	420	434
Nufarm Australia Ltd. 144A 5.000%, 1/27/30(1)(4)	195	193
Suzano Austria GmbH 2.500%, 9/15/28(1)	235	214
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)(4)	605	605
Teck Resources Ltd. 6.125%, 10/1/35(1)	425	519
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)(4)	260	267
144A 6.625%, 11/1/25(1)(4)	375	371
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)(4)	160	153
		5,610

Real Estate—1.0%
EPR Properties 4.750%, 12/15/26(1)	570	589
	Par Value	Value

Real Estate—continued
GLP Capital LP
5.250%, 6/1/25(1)	$ 225	$ 237
5.750%, 6/1/28(1)	277	307
5.300%, 1/15/29(1)	160	174
3.250%, 1/15/32(1)	47	44
Kite Realty Group Trust 4.750%, 9/15/30(1)	610	657
MPT Operating Partnership LP 4.625%, 8/1/29(1)	130	130
Office Properties Income Trust 4.500%, 2/1/25(1)	490	502
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(1)(4)	355	338
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31(1)	610	570
Service Properties Trust
4.950%, 2/15/27(1)	320	298
4.375%, 2/15/30(1)	215	187
		4,033

Utilities—0.8%
Alliant Energy Finance LLC 144A 3.600%, 3/1/32(1)(4)	311	314
CMS Energy Corp. 4.750%, 6/1/50(1)	570	573
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)(4)	695	682
Ferrellgas LP
144A 5.375%, 4/1/26(1)(4)	115	108
144A 5.875%, 4/1/29(1)(4)	120	110
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(1)(4)	855	875
Southern Co. (The) Series 21-A 3.750%, 9/15/51(1)	628	584

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Utilities—continued
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/49(4)(7)	$ 125	$ —
Vistra Corp. 144A 8.000% (1)(4)(6)	330	339
		3,585

Total Corporate Bonds and Notes (Identified Cost $94,238)		91,694

Leveraged Loans—10.9%
Aerospace—0.5%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(5)	83	82
Amentum Government Services Holdings LLC Tranche B (3 month Term SOFR + 4.000%) 4.500%, 2/7/29(5)	165	164
American Airlines, Inc. (3 month LIBOR + 4.750%) 5.500%, 4/20/28(5)	75	76
Brown Group Holding LLC (3 month LIBOR + 2.500%) 3.000%, 6/7/28(5)	445	440
KKR Apple Bidco LLC
(1 month LIBOR + 3.000%) 3.500%, 9/22/28(5)	295	292
Second Lien (1 month LIBOR + 5.750%) 6.250%, 9/21/29(5)	25	25
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(5)	400	417
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.459%, 5/30/25(5)	273	268
Tranche F (1 month LIBOR + 2.250%) 2.459%, 12/9/25(5)	144	141
	Par Value	Value

Aerospace—continued
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 4/21/28(5)	$ 183	$ 183
		2,088

Chemicals—0.6%
Aruba Investments Holdings LLC First Lien (6 month LIBOR + 3.750%) 4.500%, 11/24/27(5)	208	207
Bakelite UK Intermediate Ltd. (3 month LIBOR + 4.000%) 0.000%, 2/2/29(5)(10)	255	253
CPC Acquisition Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 12/29/27(5)	352	340
Diamond BC B.V. Tranche B (1 month LIBOR + 3.000%) 3.500%, 9/29/28(5)	575	566
Herens Holdco S.a.r.l. Tranche B (6 month LIBOR + 4.000%) 4.750%, 7/3/28(5)	508	504
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 2.105%, 4/1/24(5)	477	470
Innophos Holdings, Inc. (1 month LIBOR + 3.750%) 3.959%, 2/5/27(5)	319	317
		2,657

Consumer Non-Durables—0.3%
DS Parent, Inc. Tranche B (3 month LIBOR + 5.750%) 6.500%, 12/11/28(5)	230	222
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 4.209%, 6/30/24(5)	610	603

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Consumer Non-Durables—continued
ZEP, Inc. First Lien (12 month LIBOR + 4.000%) 5.000%, 8/12/24(5)	$ 325	$ 315
		1,140

Energy—0.4%
Citgo Petroleum Corp. 2019, Tranche B (1 month LIBOR + 6.250%) 7.250%, 3/28/24(5)	275	273
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.500%) 5.500%, 6/17/27(5)	311	307
Medallion Midland Acquisition LP (1 month LIBOR + 3.750%) 4.500%, 10/18/28(5)	357	353
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 3.750%, 10/5/28(5)	325	322
Traverse Midstream Partners LLC (3 month Term SOFR + 4.250%) 5.250%, 9/27/24(5)	537	535
		1,790

Financial—0.4%
Asurion LLC
Tranche B-3, Second Lien (1 month LIBOR + 5.250%) 5.459%, 1/31/28(5)	215	212
Tranche B-4 (1 month LIBOR + 5.250%) 5.459%, 1/20/29(5)	125	124
Tranche B-9 (1 month LIBOR + 3.250%) 3.459%, 7/31/27(5)	457	448
	Par Value	Value

Financial—continued
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.209%, 6/15/25(5)	$ 349	$ 343
Citadel Securities LP 2021 (1 month LIBOR + 2.500%) 2.605%, 2/2/28(5)	541	535
		1,662

Food / Tobacco—0.2%
H-Food Holdings LLC (1 month LIBOR + 3.688%) 3.896%, 5/23/25(5)	263	255
Shearer’s Foods LLC First Lien (1 month LIBOR + 3.500%) 4.250%, 9/23/27(5)	382	369
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 4.000%, 3/31/28(5)	378	368
		992

Forest Prod / Containers—0.5%
Anchor Glass Container Corp. 2017 (3 month LIBOR + 2.750%) 3.750%, 12/7/23(5)	163	140
Berlin Packaging LLC Tranche B-4 (3 month LIBOR + 3.250%) 3.750%, 3/11/28(5)	481	474
BWay Holding Co. (1 month LIBOR + 3.250%) 3.356%, 4/3/24(5)	561	551
Klockner Pentaplast of America, Inc. Tranche B (6 month LIBOR + 4.750%) 5.554%, 2/12/26(5)	457	427

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Forest Prod / Containers—continued
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.250%, 1/31/25(5)	$ 228	$ 221
TricorBraun, Inc. (1 month LIBOR + 3.250%) 3.750%, 3/3/28(5)	414	407
		2,220

Gaming / Leisure—0.8%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 2.959%, 12/23/24(5)	586	579
Carnival Corp.
2021, Tranche B (3 month LIBOR + 3.250%) 4.000%, 10/18/28(5)	220	217
Tranche B (3 month LIBOR + 3.000%) 3.750%, 6/30/25(5)	94	92
ECL Entertainment LLC Tranche B (3 month LIBOR + 7.500%) 8.250%, 5/1/28(5)	70	71
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 4.000%) 4.500%, 1/27/29(5)	200	199
J&J Ventures Gaming LLC (1 month LIBOR + 4.000%) 4.750%, 4/26/28(5)	334	332
Landry’s Finance Acquisition Co. 2020 (1 month LIBOR + 12.000%) 13.000%, 10/4/23(5)	25	27
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24(5)	710	695
Pug LLC
Tranche B (1 month LIBOR + 3.500%) 3.709%, 2/12/27(5)	519	509
	Par Value	Value

Gaming / Leisure—continued
Tranche B-2 (1 month LIBOR + 4.250%) 4.750%, 2/12/27(5)	$ 67	$ 66
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 11/1/26(5)	115	115
Scientific Games Holdings LP Tranche B-2 (3 month LIBOR + 3.500%) 0.000%, 2/4/29(5)(10)	75	75
UFC Holdings LLC Tranche B-3 (6 month LIBOR + 2.750%) 3.500%, 4/29/26(5)	496	489
		3,466

Health Care—1.9%
ASP Navigate Acquisition Corp. (3 month LIBOR + 4.500%) 5.500%, 10/6/27(5)	173	173
Azalea TopCo, Inc. 2021 (1 month LIBOR + 3.750%) 4.500%, 7/24/26(5)	611	606
Bausch Health Cos., Inc. Tranche B (3 month LIBOR + 5.250%) 0.000%, 1/27/27(5)(10)	160	158
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.959%, 10/10/25(5)	154	112
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 10/1/27(5)	332	330
Heartland Dental LLC 2021 (1 month LIBOR + 4.000%) 4.162%, 4/30/25(5)	383	380
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 4.750%, 8/19/28(5)	190	188

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.959%, 11/16/25(5)	$ 370	$ 366
LSCS Holdings, Inc. (3 month LIBOR + 4.500%) 5.000%, 11/23/28(5)	335	333
Medline Borrower LP (1 month LIBOR + 3.250%) 3.750%, 10/23/28(5)	100	99
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 6.250%, 4/22/27(5)	617	612
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.500%) 4.500%, 11/30/27(5)	348	346
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 2.959%, 2/14/25(5)	533	525
PetVet Care Centers LLC 2021, First Lien (1 month LIBOR + 3.500%) 4.250%, 2/14/25(5)	193	192
Phoenix Guarantor, Inc.
Tranche B-1 (1 month LIBOR + 3.250%) 3.459%, 3/5/26(5)	305	300
Tranche B-3 (1 month LIBOR + 3.500%) 3.662%, 3/5/26(5)	565	558
Phoenix Newco, Inc. First Lien (2 month LIBOR + 3.500%) 4.000%, 11/15/28(5)	130	129
Pluto Acquisition I, Inc. 2021, First Lien (1 month LIBOR + 4.000%) 4.209%, 6/22/26(5)	264	261
	Par Value	Value

Health Care—continued
Southern Veterinary Partners LLC First Lien (3 month LIBOR + 4.000%) 0.000%, 10/5/27(5)(10)	$ 189	$ 189
Sterigenics-Nordion Holdings LLC (3 month LIBOR + 2.750%) 3.250%, 12/11/26(5)	170	167
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 4.500%, 10/1/26(5)	174	173
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 4.500%, 8/31/26(5)	323	319
Upstream Newco, Inc. 2021 (1 month LIBOR + 4.250%) 4.459%, 11/20/26(5)	233	231
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.959%, 7/2/25(5)	807	760
Waystar Technologies, Inc. 2021 (1 month LIBOR + 4.000%) 4.105%, 10/22/26(5)	345	344
		7,851

Housing—0.3%
84 Lumber Co. Tranche B-1 (1 month LIBOR + 3.000%) 3.750%, 11/13/26(5)	233	231
Chariot Buyer LLC (1 month LIBOR + 3.500%) 4.000%, 11/3/28(5)	335	332
Quikrete Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 0.000%, 2/21/28(5)(10)	520	515

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Housing—continued
SRS Distribution, Inc.
2021 (3 month LIBOR + 3.750%) 4.250% - 4.269%, 6/2/28(5)	$ 169	$ 167
2022 (3 month Term SOFR + 3.500%) 4.000%, 6/2/28(5)	35	34
		1,279

Information Technology—1.4%
Applied Systems, Inc. Second Lien (3 month LIBOR + 5.500%) 6.250%, 9/19/25(5)	208	207
Aston Finco S.a.r.l. First Lien (1 month LIBOR + 4.250%) 4.459%, 10/9/26(5)	241	239
BMC Software
2021 (3 month LIBOR + 3.750%) 3.974%, 10/2/25(5)	484	478
Second Lien (3 month LIBOR + 5.500%) 6.000%, 2/27/26(5)	95	94
ConnectWise LLC (3 month LIBOR + 3.500%) 4.000%, 9/29/28(5)	300	297
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 4.000%, 7/30/27(5)	629	622
Greeneden U.S. Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 4.750%, 12/1/27(5)	267	267
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 4.250%, 7/1/24(5)	484	482
Infinite Bidco LLC
First Lien (3 month LIBOR + 3.750%) 4.250%, 3/2/28(5)	353	350
Second Lien (3 month LIBOR + 7.000%) 7.508%, 3/2/29(5)	135	134
	Par Value	Value

Information Technology—continued
Magenta Buyer LLC First Lien (3 month LIBOR + 5.000%) 5.750%, 7/27/28(5)	$ 234	$ 232
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 4.000%, 3/10/28(5)	352	349
Proofpoint, Inc. (3 month LIBOR + 3.250%) 3.758%, 8/31/28(5)	340	336
Quest Software US Holdings, Inc. First Lien (3 month Term SOFR + 4.250%) 4.750%, 1/17/29(5)	255	251
RealPage, Inc. First Lien (1 month LIBOR + 3.250%) 3.750%, 4/24/28(5)	469	463
Sophia LP Tranche B (3 month LIBOR + 3.500%) 3.724%, 10/7/27(5)	351	347
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 5.750%, 5/3/27(5)	20	20
2021-2, First Lien (3 month LIBOR + 3.250%) 0.000%, 5/4/26(5)(10)	670	665
Veritas U.S., Inc. 2021, Tranche B (3 month LIBOR + 5.000%) 6.000%, 9/1/25(5)	100	98
		5,931

Manufacturing—0.7%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 0.750%) 4.250%, 10/8/27(5)	507	502
Apex Group Treasury LLC (3 month LIBOR + 3.750%) 4.250%, 7/27/28(5)	364	361
Arcline FM Holdings LLC
First Lien (6 month LIBOR + 4.750%) 5.500%, 6/23/28(5)	279	277

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
Second Lien (6 month LIBOR + 8.250%) 9.000%, 6/15/29(5)	$ 95	$ 94
Backyard Acquireco, Inc. (3 month LIBOR + 3.750%) 4.500%, 11/2/27(5)	321	318
Filtration Group Corp.
(1 month LIBOR + 3.000%) 3.209%, 3/31/25(5)	581	574
2021 (1 month LIBOR + 3.500%) 4.000%, 10/21/28(5)	75	74
Safe Fleet Holdings LLC 2022 (3 month LIBOR + 3.750%) 0.000%, 2/17/29(5)(10)	65	64
Star U.S. Bidco LLC (3 month LIBOR + 4.250%) 5.250%, 3/17/27(5)	315	313
Truck Hero, Inc. (1 month LIBOR + 3.250%) 4.000%, 1/31/28(5)	269	264
		2,841

Media / Telecom - Cable/Wireless Video—0.0%
Directv Financing LLC (3 month LIBOR + 5.000%) 5.750%, 8/2/27(5)	173	173
Intelsat Jackson Holdings S.A. Tranche B-5 8.625%, 1/2/24(11)	1	1
		174

Media / Telecom - Diversified Media—0.3%
Cinemark USA, Inc. (3 month LIBOR + 1.750%) 0.000%, 3/31/25(5)(10)	232	225
Dotdash Meredith, Inc. Tranche B (3 month Term SOFR + 4.000%) 4.500%, 11/23/28(5)	340	338
	Par Value	Value

Media / Telecom - Diversified Media—continued
McGraw-Hill Education, Inc. (3 month LIBOR + 4.750%) 5.250%, 7/28/28(5)	$ 295	$ 292
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 2.960%, 5/18/25(5)	352	343
		1,198

Media / Telecom - Telecommunications—0.1%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.459%, 3/15/27(5)	171	167
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.250%, 10/2/27(5)	154	151
Securus Technologies Holdings, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 11/1/24(5)	148	142
		460

Metals / Minerals—0.1%
Covia Holdings LLC (3 month LIBOR + 4.000%) 0.000%, 7/31/26(5)(10)	340	336
Retail—0.5%
CNT Holdings I Corp. First Lien (3 month LIBOR + 3.500%) 4.250%, 11/8/27(5)	283	281
Great Outdoors Group LLC Tranche B-2 (3 month LIBOR + 3.750%) 4.500%, 3/6/28(5)	351	350

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Retail—continued
Harbor Freight Tools USA, Inc. 2021 (1 month LIBOR + 2.750%) 3.250%, 10/19/27(5)	$ 470	$ 462
Michaels Cos., Inc. (The) Tranche B (3 month LIBOR + 4.250%) 5.000%, 4/15/28(5)	239	222
Petco Health & Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/3/28(5)	253	251
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(5)	259	257
Rising Tide Holdings, Inc. First Lien (1 month LIBOR + 4.750%) 5.500%, 6/1/28(5)	189	185
		2,008

Service—1.3%
AIT Worldwide Logistics, Inc. First Lien (3 month LIBOR + 4.750%) 5.500%, 4/6/28(5)	294	292
Allied Universal Holdco LLC (3 month LIBOR + 3.750%) 4.250%, 5/12/28(5)	60	59
Carlisle Foodservice Products, Inc. First Lien (6 month LIBOR + 3.000%) 4.000%, 3/20/25(5)	392	379
Dun & Bradstreet Corp. (The)
2022, Tranche B-2 (1 month Term SOFR + 3.250%) 3.440%, 1/18/29(5)	50	49
Tranche B (1 month LIBOR + 3.250%) 3.459%, 2/6/26(5)	586	579
	Par Value	Value

Service—continued
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 5.750%, 12/23/27(5)	$ 208	$ 206
Garda World Security Corp. Tranche B-2 (1 month LIBOR + 4.250%) 4.430%, 10/30/26(5)	75	74
Grab Holdings, Inc. (6 month LIBOR + 4.500%) 5.500%, 1/29/26(5)	496	492
Hertz Corp. (The)
Tranche B (1 month LIBOR + 3.250%) 3.750%, 6/30/28(5)	312	310
Tranche C (1 month LIBOR + 3.250%) 3.750%, 6/30/28(5)	59	59
Hoya Midco LLC 2022, First Lien (6 month Term SOFR + 3.250%) 3.750%, 2/3/29(5)	163	162
NAB Holdings LLC (3 month Term SOFR + 3.000%) 3.500%, 11/23/28(5)	190	187
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 2/1/28(5)	507	504
PODS LLC (3 month LIBOR + 3.000%) 3.750%, 3/31/28(5)	566	559
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 3.750%) 3.959%, 9/3/26(5)	546	541
St. George’s University Scholastic Services LLC (3 month LIBOR + 3.250%) 0.000%, 2/10/29(5)(10)	291	286

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Par Value	Value

Service—continued
Sweetwater Borrower LLC (1 month LIBOR + 4.750%) 5.500%, 8/7/28(5)	$ 243	$ 241
Weld North Education LLC 2021 (1 month LIBOR + 3.750%) 4.250%, 12/21/27(5)	607	602
		5,581

Transportation - Automotive—0.3%
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 3.459%, 4/30/26(5)	224	222
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23(5)	678	643
Mavis Tire Express Services Topco Corp. First Lien (3 month LIBOR + 4.000%) 4.750%, 5/4/28(5)	264	262
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/28/27(5)	109	108
		1,235

Transportation - Land Transportation—0.0%
LaserShip, Inc. First Lien (6 month LIBOR + 4.500%) 5.250%, 5/8/28(5)	120	119
Utility—0.3%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25(5)	460	453
Generation Bridge II LLC
Tranche B (3 month LIBOR + 5.000%) 5.500%, 2/23/29(5)	118	117
Tranche C (3 month LIBOR + 5.000%) 5.500%, 2/23/29(5)	14	14
	Par Value	Value

Utility—continued
Lightstone HoldCo LLC
2018, Tranche B (3 month LIBOR + 3.750%) 4.750%, 1/30/24(5)	$ 573	$ 476
2018, Tranche C (3 month LIBOR + 3.750%) 4.750%, 1/30/24(5)	32	27
		1,087

Total Leveraged Loans (Identified Cost $46,440)		46,115

	Shares
Preferred Stocks—0.6%
Financials—0.5%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)(4)	310 (12)	308
JPMorgan Chase & Co. Series HH, 4.600%(1)	285 (12)	280
MetLife, Inc. Series D, 5.875%(1)	329 (12)	343
Truist Financial Corp. Series Q, 5.100%(1)	565 (12)	586
Zions Bancorp NA, 6.950%(1)	17,485	465
		1,982

Industrials—0.1%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 3.533%(1)(5)	622 (12)	588
Total Preferred Stocks (Identified Cost $2,596)		2,570

Common Stocks—85.5%
Communication Services—2.4%
Cellnex Telecom S.A.(1)	224,648	10,237
Consumer Discretionary—0.0%
MYT Holding LLC Class B(1)(7)(13)	22,362	46

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Shares	Value

Consumer Discretionary—continued
NMG Parent LLC(1)(13)	368	$ 59
		105

Energy—14.3%
Cheniere Energy, Inc.(1)	104,730	13,919
Enbridge, Inc.(1)	277,477	11,981
Frontera Energy Corp.(1)(13)	1,636	17
ONEOK, Inc.(1)	119,310	7,791
Pembina Pipeline Corp.(1)	198,790	6,760
QuarterNorth Energy Holding, Inc.(13)	2,997	355
Targa Resources Corp.(1)	128,670	8,411
TC Energy Corp.(1)	101,722	5,463
Williams Cos., Inc. (The)(1)	181,250	5,669
		60,366

Industrials—23.7%
Aena SME S.A.(1)(13)	99,324	16,293
Aeroports de Paris(1)(13)	25,190	3,587
Atlantia SpA(1)(13)	256,210	4,714
Auckland International Airport Ltd.(1)(13)	1,010,881	4,895
Canadian National Railway Co.(1)	49,500	6,138
Canadian Pacific Railway Ltd.(1)	78,475	5,515
CSX Corp.(1)	278,670	9,450
Ferrovial S.A.(1)	284,265	7,783
Flughafen Zurich AG(1)(13)	37,265	6,705
Norfolk Southern Corp.(1)	41,081	10,538
Transurban Group(1)	1,439,028	13,291
Union Pacific Corp.(1)	19,232	4,730
Vinci S.A.(1)	65,036	6,893
		100,532

Real Estate—7.5%
American Tower Corp.(1)	79,330	17,998
Crown Castle International Corp.(1)	83,465	13,904
		31,902

	Shares	Value

Utilities—37.6%
Ameren Corp.(1)	65,370	$ 5,619
American Water Works Co., Inc.(1)	24,995	3,776
Atmos Energy Corp.(1)	58,020	6,371
CenterPoint Energy, Inc.(1)	324,435	8,873
CMS Energy Corp.(1)	92,055	5,892
Dominion Energy, Inc.(1)	195,000	15,508
EDP - Energias de Portugal S.A.(1)	1,096,633	5,366
Emera, Inc.(1)	84,910	3,973
Enel SpA(1)	781,195	5,780
Evergy, Inc.(1)	89,495	5,585
Eversource Energy(1)	86,980	7,115
Iberdrola S.A.(1)	567,273	6,475
National Grid plc(1)	814,250	12,352
NextEra Energy, Inc.(1)	215,404	16,860
Orsted A/S(1)	57,438	7,458
Public Service Enterprise Group, Inc.(1)	182,625	11,840
Sempra Energy(1)	105,060	15,152
Southern Co. (The)(1)	76,570	4,959
Spire, Inc.(1)	53,430	3,586
Xcel Energy, Inc.(1)	104,290	7,022
		159,562

Total Common Stocks (Identified Cost $324,467)		362,704

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(7)	2,084	3
Total Rights (Identified Cost $2)		3

Total Long-Term Investments—135.8% (Identified Cost $543,973)		576,385

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
	Shares	Value

Short-Term Investment—1.7%
Money Market Mutual Fund—1.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(1)(14)	7,016,853	$ 7,017
Total Short-Term Investment (Identified Cost $7,017)		7,017

TOTAL INVESTMENTS—137.5% (Identified Cost $550,990)		$ 583,402
Other assets and liabilities, net—(37.5)%		(159,113)
NET ASSETS—100.0%		$ 424,289

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BAM	Build America Municipal Insured
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
NA	National Association
PIK	Payment-in-Kind Security
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	All or a portion of securities is segregated as collateral for borrowings.
(2)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, these securities amounted to a value of $122,645 or 28.9% of net assets.
(5)	Variable rate security. Rate disclosed is as of February 28, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	No contractual maturity date.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Amount is less than $500.
(9)	100% of the income received was in cash.
(10)	This loan will settle after February 28, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(11)	Security in default, interest payments are being received during the bankruptcy proceedings.
(12)	Value shown as par value.
(13)	Non-income producing.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
($ reported in thousands)
Country Weightings†
United States	67%
Canada	8
Spain	7
Australia	3
United Kingdom	2
France	2
Italy	2
Other	9
Total	100%
† % of total investments as of February 28, 2022.
The following table summarizes the market value of the Fund’s investments as of February 28, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 28, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 24,319	$ —	$ 24,319	$—
Corporate Bonds and Notes	91,694	—	91,693	1 (1)
Foreign Government Securities	12,942	—	12,942	—
Leveraged Loans	46,115	—	46,115	—
Mortgage-Backed Securities	31,324	—	31,324	—
Municipal Bonds	1,544	—	1,544	—
U.S. Government Securities	3,170	—	3,170	—
Equity Securities:
Common Stocks	362,704	344,058	18,600	46
Preferred Stocks	2,570	465	2,105	—
Rights	3	—	—	3
Money Market Mutual Fund	7,017	7,017	—	—
Total Investments	$583,402	$351,540	$231,812	$50

(1)	Includes internally fair valued securities currently priced at zero ($0).
Security held by the Fund with an end of period value of $46 was transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Securities held by the Fund with an end of period value of $1,482 were transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended February 28, 2022.
See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
FINANCIAL HIGHLIGHTS (Unaudited)
February 28, 2022
(Reported in thousands except for the per share amounts)
	Total Net Assets		Net Asset Value per share
Beginning of period: November 30, 2021		$426,461		$ 8.92
Net investment income*	$ 2,819		$ 0.06
Net realized and unrealized gain on investments	5,072		0.10
Dividends from net investment income and distributions from net realized gains**	(11,490)		(0.24)
Capital share transactions: Issuance of common stock related to reinvestment of distributions	1,427		—
Net increase (decrease) in net assets/net asset value		(2,172)		(0.08)
End of period: February 28, 2022		$424,289		$ 8.84

*	Calculated using average shares outstanding.
**	Please note that the tax status of our distributions is determined at the end of the taxable year.

VIRTUS TOTAL RETURN FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022
Note 1. Significant Accounting Policies
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•     Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•     Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based

VIRTUS TOTAL RETURN FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022
on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.

CERTIFICATION
The Fund files the required annual Chief Executive Officer (“CEO”) certification regarding compliance with the NYSE’s listing standards no more than 30 days after each annual shareholder meeting for the Fund. The Fund has included the certifications of the Fund’s CEO and Principal Financial Officer required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC for the period of this report.
KEY INFORMATION
Shareholder Relations: 1-866-270-7788
For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information.
REINVESTMENT PLAN
The Automatic Reinvestment and Cash Purchase Plan (the “Plan”) offers shareholders a convenient way to acquire additional shares of the Fund. Registered holders will be automatically placed in the Plan and may opt out by calling Shareholder Relations at the number listed above. If shares are held at a brokerage firm, contact your broker about participation in the Plan.
REPURCHASE OF SECURITIES
Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.
PROXY VOTING INFORMATION (FORM N-PX)
The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. This information is also available through the SEC’s website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form NPORT-P. Form NPORT-P is available on the SEC’s website at https://www.sec.gov.

VIRTUS TOTAL RETURN FUND INC.
101 Munson Street
Greenfield, MA 01301-9668
Board of Directors
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
William R. Moyer, Advisory Member
Officers
George R. Aylward, President and Chief Executive Officer
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Administrator
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Transfer Agent
Computershare Trust Company, N.A.
P.O. Box 505005
Louisville, KY 40233-5005
Fund Counsel
Sullivan & Worcester LLP
1666 K Street, NW
7th Floor
Washington, DC 20006
How to Contact Us
Shareholder Services	1-866-270-7788
Website	www.Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-866-270-7788.

For more information about
Virtus Closed-End Funds, please
contact us at 1-866-270-7788
or closedendfunds@virtus.com
or visit Virtus.com.
04-22